UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)-765-6115
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2015

Date of reporting period:  August 31, 2015

Item 1. Schedule of Investments.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Schedule of Investments
August 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 15.34%
Austria - 0.50%
BUWOG AG	2,475	$51,939
CA Immobilien Anlagen AG	16,461	305,726
IMMOFINANZ AG (a)	26,224	65,403
		423,068
Bermuda - 1.07%
Hongkong Land Holdings Ltd.	95,518	661,796
Brookfield Property Partners LP	11,933	248,982
		910,778
Brazil - 0.12%
BR Malls Participacoes SA	34,296	105,915

Canada - 2.27%
Brookfield Asset Management, Inc. (b)	60,946	1,918,344

Finland - 0.06%
Sponda OYJ	13,308	53,529

Germany - 0.54%
Adler Real Estate AG (a)	18,414	273,720
Deutsche Annington Immobilien SE	2,128	69,748
DO Deutsche Office AG	4,227	21,355
TLG Immobilien AG	4,838	91,630
		456,453
Hong Kong - 2.88%
Henderson Land Development Co. Ltd.	136,187	840,613
Hysan Development Co. Ltd.	19,890	79,994
Swire Properties Ltd.	25,983	79,334
Wheelock & Co. Ltd.	315,838	1,433,828
		2,433,769
Israel - 0.08%
Azrieli Group Ltd.	1,740	68,651

Japan - 1.51%
Hulic Co. Ltd.	4,366	40,079
Mitsui Fudosan Co. Ltd.	43,087	1,193,878
Nomura Real Estate Holdings, Inc.	2,450	45,959
		1,279,916
Jersey - 0.06%
Atrium Eurpopean Real Estate Ltd.	10,533	47,645

Netherlands - 0.07%
Eurocommercial Properties NV	1,318	58,427

New Zealand- 0.14%
Argosy Property Ltd.	110,786	77,841
Kiwi Property Group Ltd.	46,931	38,937
		116,778

Philippines - 0.58%
Ayala Land, Inc.	512,044	393,402
SM Prime Holdings, Inc.	235,784	98,277
		491,679
Singapore - 1.02%
CapitaLand Ltd.	57,661	115,562
United Industrial Corp. Ltd.	194,476	439,600
UOL Group Ltd.	23,221	102,972
Wing Tai Holdings Ltd.	176,050	205,462
		863,596
Sweden - 1.36%
Fabege AB	4,303	60,820
Fastighets AB Balder (a)	5,697	99,603
Hemfosa Fastigheter AB	30,492	334,927
Kungsleden AB	97,605	652,427
		1,147,777

Switzerland - 0.67%
Allreal Holding AG	881	119,244
PSP Swiss Property AG	3,221	279,002
Swiss Prime Site AG	2,112	165,798
		564,044
Thailand - 0.10%
Central Pattana PCL	66,109	83,265

United Kingdom - 2.27%
Capital & Counties Properties PLC	78,394	529,453
Daejan Holdings PLC	8,222	740,596
Quintain Estates and Development PLC (a)	242,489	483,728
UNITE Group PLC	16,700	165,070
		1,918,847
United States - 0.04%
Ashford Hospitality Trust, Inc. (a)	428	31,351

TOTAL COMMON STOCKS (Cost $13,432,326)		12,973,832

Real Estate Investment Trusts - 83.52%
Australia - 7.07%
Abacus Property Group	47,854	104,513
Astro Japan Property Group	96,272	345,343
BWP Trust	159,811	358,969
Charter Hall Retail REIT	29,018	82,795
Dexus Property Group	84,485	442,151
Federation Centres	853,140	1,715,023
Goodman Group	81,156	350,748
GPT Group	57,846	184,868
Investa Office Fund	53,884	147,325
Scentre Group	382,734	1,036,713
Westfield Corp.	175,596	1,215,961
		5,984,409
Belgium - 0.35%
Befimmo SA	1,257	77,565
Cofinimmo SA	967	101,542
Warehouses De Pauw SCA	1,460	116,734
		295,841
Canada - 2.09%
Artis Real Estate Investment Trust	4,019	37,453
Boardwalk Real Estate Investment Trust	916	37,967
Canadian Apartment Properties REIT	11,710	249,225
Dream Global Real Estate Investment Trust	13,796	95,112
Dream Office Real Estate Investment Trust	2,149	34,728
Granite Real Estate Investment Trust	500	14,617
H&R Real Estate Investment Trust	2,795	43,871
InnVest Real Estate Investment Trust	16,438	65,597
Morguard Real Estate Investment Trust	40,675	447,066
RioCan Real Estate Investment Trust	9,656	178,426
Smart Real Estate Investment Trust	25,255	561,884
		1,765,946
France - 3.38%
Affine SA	25,318	451,442
Fonciere Des Regions	5,616	468,289
Gecina SA	4,401	555,455
Klépierre	7,257	319,372
Societe de la Tour Eiffel	1,672	89,233
Unibail-Rodamco SE	3,760	976,174
		2,859,965
Greece - 0.11%
Grivalia Properties Real Estate Investment Co. AE	10,671	93,355

Gurnesy- 0.04%
Schroder Real Estate Investment Trust Ltd.	33,987	30,901

Hong Kong - 2.09%
Champion REIT	1,704,826	854,063
The Link REIT	103,337	547,958
Prosperity REIT	1,066,641	369,862
		1,771,883
Ireland - 0.16%
Green REIT PLC	82,237	138,505

Italy - 0.23%
Beni Stabili SpA	121,003	93,984
Immobillare Grande Distribuzione SIIO SpA	106,380	99,811
		193,795

Japan - 6.41%
Activia Properties, Inc.	22	179,925
Advance Residence Investment Corp.	30	62,285
Daiwa Office Investment Corp.	122	572,167
Frontier Real Estate Investment Corp.	11	44,056
Fukuoka REIT Corp.	43	66,775
Global One Real Estate Investment Trust	120	361,768
GLP J-REIT	40	37,449
Hankyu REIT, Inc.	85	84,678
Japan Excellent, Inc.	54	58,186
Japan Hotel REIT Investment Corp.	2,836	1,748,251
Japan Logistics Fund, Inc.	32	57,767
Japan Prime Realty Investment Corp.	12	38,790
Japan Retail Fund Investment Corp.	54	99,267
Kenedix Office Investment Corp.	199	884,949
Mori Hills REIT Investment Corp.	127	145,859
Mori Trust Sogo REIT, Inc.	39	67,175
Nomura Real Estate Master Fund, Inc.	104	112,223
Nomura Real Estate Office Fund, Inc.	38	149,810
Orix JREIT, Inc.	87	109,607
Premier Investment Corp.	96	481,115
United Urban Investment Corp.	48	63,030
		5,425,132
Netherlands - 0.52%
Vastned Retail NV	8,671	395,179
Wereldhave NV	831	47,563
		442,742
New Zealand - 0.15%
Goodman Property Trust	164,543	123,933

Singapore - 2.92%
Cambridge Industrial Trust	246,448	107,365
CapitaLand Commercial Trust	43,385	40,862
Fortune Real Estate Investment Trust (c)	1,848,476	1,809,890
Mapletree Commercial Trust	108,937	102,045
Mapletree Logistics Trust	56,490	39,214
Starhill Global REIT	591,918	322,577
Suntec Real Estate Investment Trust	44,263	47,982
		2,469,935
South Africa - 0.74%
Capital Property Fund	126,744	149,240
Redefine Properties Ltd.	196,954	170,662
SA Corporate Real Estate Fund	669,460	257,482
Sycom Property Fund (c)	21,016	45,835
		623,219
Spain - 0.10%
Merlin Properties Socimi SA (a)	7,310	84,760

United Kingdom - 5.07%
Big Yellow Group PLC	55,704	573,069
British Land Co. PLC	27,346	340,963
Derwent London PLC	1,215	66,740
Great Portland Estates PLC	11,080	139,748
Hammerson PLC	34,295	327,931
Hansteen Holdings PLC	151,384	267,143
Intu Properties PLC	67,630	332,271
Land Securities Group PLC	31,144	594,907
Segro PLC	37,748	240,624
Shaftesbury PLC	9,829	134,933
Workspace Group PLC	92,449	1,270,995
		4,289,324
United States - 52.09%
Acadia Realty Trust	9,657	285,364
Agree Realty Corp.	11,588	329,679
Alexander's, Inc.	2,972	1,078,836
Alexandria Real Estate Equities Inc.	652	56,065
American Assets Trust, Inc.	1,658	63,866
American Homes 4 Rent	2,874	45,926
American Tower Corp.	1,259	116,067
Apartment Investment & Management Co.	32,989	1,188,594
Ashford Hospitality Prime Inc.	332	4,592
Ashford Hospitality Trust, Inc.	8,119	62,841
AvalonBay Communities, Inc.	13,720	2,264,623
BioMed Realty Trust, Inc.	83,396	1,542,826
Boston Properties, Inc.	1,632	185,036
Brandywine Realty Trust	4,915	59,570
Camden Property Trust (b)	6,208	447,162

Care Capital Properties, Inc. (a)	1,474	46,858
CBL & Associates Properties, Inc.	11,940	177,667
Chatham Lodging Trust	2,804	64,352
Chesapeake Lodging Trust	43,994	1,271,866
CoreSite Realty Corp.	47,722	2,323,584
Cousins Properties, Inc.	57,676	528,889
CubeSmart	5,053	127,790
DCT Industrial Trust, Inc.	2,528	81,174
DDR Corp. (b)	4,985	76,221
DiamondRock Hospitality Co.	23,027	270,797
Digital Realty Trust, Inc. (b)	4,384	277,595
Duke Realty Corp.	4,953	89,451
DuPont Fabros Technology, Inc. (b)	27,509	735,316
EastGroup Properties, Inc.	1,564	84,456
Education Realty Trust, Inc.	1,768	51,714
Empire State Realty Trust, Inc. (b)	11,499	186,399
EPR Properties	2,418	123,052
Equity Commonwealth (a)	1,604	41,207
Equity One, Inc.	2,757	64,817
Equity Residential	21,492	1,531,305
Essex Property Trust, Inc.	1,564	335,666
Extra Space Storage, Inc.	3,814	280,253
Federal Realty Investment Trust	1,579	203,817
FelCor Lodging Trust, Inc.	9,851	79,498
First Industrial Realty Trust, Inc.	2,739	53,109
General Growth Properties, Inc.	2,102	53,349
GEO Group, Inc.	5,102	153,213
Getty Realty Corp. (b)	13,809	217,630
Government Properties Income Trust (b)	6,833	108,235
Gramercy Property Trust, Inc.	16,657	368,286
HCP, Inc.	1,380	51,143
Health Care REIT, Inc.	2,962	187,643
Healthcare Realty Trust, Inc.	2,324	53,220
Healthcare Trust of America, Inc.	17,027	408,818
Highwoods Properties, Inc. (b)	1,487	56,417
Home Properties, Inc.	1,000	74,210
Host Hotels & Resorts, Inc. (b)	3,369	59,732
Hudson Pacific Properties, Inc.	1,438	40,825
Inland Real Estate Corp. (b)	7,110	59,795
Kilroy Realty Corp. (b)	1,447	93,852
Kimco Realty Corp.	28,267	651,554
LaSalle Hotel Properties	6,189	194,706
Liberty Property Trust	2,635	81,000
LTC Properties, Inc. (b)	17,489	713,376
The Macerich Co.	773	58,887
Mack-Cali Realty Corp.	9,404	176,137
National Health Investors, Inc.	18,158	1,000,506
National Retail Properties, Inc.	2,093	72,732
Omega Healthcare Investors, Inc. (b)	10,638	359,352
Parkway Properties, Inc. (b)	15,669	248,197
Pebblebrook Hotel Trust (b)	7,719	293,785
Pennsylvania Real Estate Investment Trust (b)	90,473	1,794,984
Physicians Realty Trust	83,961	1,217,434
Piedmont Office Realty Trust, Inc.	13,433	227,824
Post Properties, Inc.	30,404	1,683,165
Prologis, Inc.	12,521	475,798
Public Storage	1,021	205,497
QTS Realty Trust, Inc.	49,953	2,007,611
Ramco-Gershenson Properties Trust	3,515	54,482
Realty Income Corp. (b)	391	17,474
Regency Centers Corp.	938	55,633
Retail Opportunity Investments Corp.	3,215	51,215
Retail Properties of America, Inc.	36,861	503,153
RLJ Lodging Trust	11,443	315,140
Ryman Hospitality Properties, Inc. (b)	10,414	533,509
Sabra Health Care REIT, Inc. (b)	34,474	826,342
Select Income REIT	11,298	209,578
Simon Property Group, Inc.	13,709	2,458,298
SL Green Realty Corp.	1,611	166,755
Sovran Self Storage, Inc.	17,269	1,549,547
STAG Industrial, Inc.	40,218	686,119
Starwood Waypoint Residential Trust (b)	13,372	322,131
Strategic Hotels & Resorts, Inc. (a)	17,416	234,942
Sunstone Hotel Investors, Inc.	3,079	42,583
Tanger Factory Outlet Centers, Inc.	2,662	84,226
Taubman Centers, Inc.	31,832	2,196,090
UDR, Inc. (b)	14,766	476,942

Universal Health Realty Income Trust	1,653	76,038
Urban Edge Properties	8,432	176,313
Ventas, Inc. (b)	5,896	324,398
Vornado Realty Trust	17,041	1,485,805
Washington Real Estate Investment Trust (b)	3,612	88,855
Weingarten Realty Investors	1,731	54,769
Winthrop Realty Trust	940	13,461
WP Carey, Inc.	597	34,310
WP Glimcher, Inc.	61,063	739,473
		44,064,394
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $70,416,175)		70,658,039

CLOSED-END FUNDS - 0.53%
F&C Commercial Property Trust Ltd.	48,091	105,882
Picton Property Income Ltd.	116,211	128,405
UK Commercial Property Trust Ltd.	164,872	218,945
TOTAL CLOSED-END FUNDS (Cost $443,923)		453,232

WARRANTS - 0.00%
La Société de la Tour Eiffel	1,672	507
TOTAL WARRANTS (Cost $0)		507

INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.19%
Money Market Funds - 10.19%
Mount Vernon Securities Lending Prime Portfolio	8,622,206	8,622,206
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $8,622,206)		8,622,206

SHORT-TERM INVESTMENTS - 0.08%
Money Market Fund - 0.08%
Wells Fargo Advantage Government Money Market Fund	63,789	63,789
TOTAL SHORT-TERM INVESTMENTS (Cost $63,789)		63,789

Total Investments (Cost $92,978,419) - 109.66%		92,771,605
Liabilities in Excess of Other Assets - (9.66)%		(8,173,031)
TOTAL NET ASSETS - 100.00%		$84,598,574

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of security is out on loan.
(c)	Illiquid security. The total market value of these securities was $1,855,725, representing 2.19% of net assets.

AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtiö is the Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Société Anonyme is a French term for a publicly traded company.
SCA	Société en commandiete par actions is a Dutch term for a limited partnership with share capital.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SpA	Società per Azioni is the Italian term for a limited share company.

Gerstein Fisher Multi-Factor® Growth Equity Fund
Schedule of Investments
August 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.77%
Accommodation - 2.18%
Civeo Corp. (c)	460	$897
Marriott International, Inc. (b)	28,634	2,023,279
Marriott Vacations Worldwide Corp. (b)	39,301	2,790,764
Pinnacle Entertainment, Inc. (a)	1,620	61,187
Wyndham Worldwide Corp. (b)	2,287	174,910
		5,051,037
Administrative and Support Services - 0.86%
AECOM (a)(b)	700	19,250
Dun & Bradstreet Corp.	5,492	581,987
PayPal Holdings, Inc. (a)	2,537	88,795
Priceline Group, Inc. (a)	1,030	1,286,099
TripAdvisor, Inc. (a)(b)	204	14,260
		1,990,391
Air Transportation - 2.12%
Alaska Air Group, Inc.	14,908	1,116,013
American Airlines Group, Inc.	293	11,421
Delta Air Lines, Inc.	2,008	87,910
Hawaiian Holdings, Inc. (a)(b)	13,000	294,580
SkyWest, Inc. (b)	6,352	100,997
Southwest Airlines Co.	88,438	3,245,675
Spirit Airlines, Inc. (a)	363	18,604
United Continental Holdings, Inc. (a)	791	45,063
		4,920,263
Ambulatory Health Care Services - 1.32%
Adeptus Health, Inc. (a)(b)	1,029	102,530
Amedisys, Inc. (a)	50,568	1,953,947
Chemed Corp. (b)	7,375	1,005,581
		3,062,058
Animal Production and Aquaculture - 0.41%
Cal-Maine Foods, Inc. (b)	17,758	943,305

Apparel Manufacturing - 0.64%
G-III Apparel Group Ltd. (a)	3,075	213,190
VF Corp.	17,664	1,279,403
		1,492,593
Beverage and Tobacco Product Manufacturing - 4.82%
Altria Group, Inc.	7,548	404,422
Coca-Cola Bottling Co. (b)	4,146	639,437
Coca-Cola Co.	30,562	1,201,698
Coca-Cola Enterprises, Inc.	34,332	1,767,755
Constellation Brands, Inc.	25,068	3,208,704
Monster Beverage Corp. (a)	13,656	1,890,810
PepsiCo, Inc.	12,730	1,182,999
Reynolds American, Inc.	10,507	879,961
		11,175,786
Broadcasting (except Internet) - 1.16%
Comcast Corp.	395	22,250
Liberty Ventures (a)	2,160	85,817
Nexstar Broadcasting Group, Inc. (b)	12,080	561,479
Starz (a)	17,794	669,232
Townsquare Media, Inc. (a)	3,000	34,470
Walt Disney Co. (b)	13,007	1,325,153
		2,698,401
Building Material and Garden Equipment and Supplies Dealers - 2.01%
Home Depot, Inc.	30,679	3,572,876
Lowe's Cos, Inc.	15,930	1,101,878
		4,674,754
Chemical Manufacturing - 12.78%
Abbott Laboratories	548	24,819
AbbVie, Inc.	25,569	1,595,761
Akorn, Inc. (a)(b)	14,223	565,933
Allergan PLC (a)(c)	15,338	4,658,764
Alnylam Pharmaceuticals, Inc. (a)(b)	214	22,023
AMAG Pharmaceuticals, Inc. (a)(b)	42,535	2,660,139
Celgene Corp. (a)(b)	27,194	3,211,068
Chemours Co.	115	1,112
Depomed, Inc. (a)(b)	55,046	1,482,389
E.I. du Pont de Nemours & Co. (b)	579	29,818
Eagle Pharmaceuticals, Inc. (a)(b)	1,464	114,997
Gilead Sciences, Inc.	46,684	4,905,088
Innophos Holdings, Inc.	493	23,699
Insys Therapeutics, Inc. (a)(b)	3,902	126,503
Jazz Pharmaceuticals PLC (a)(c)	5,852	987,935

Johnson & Johnson	13,375	1,256,982
Lannett Co., Inc. (a)(b)	11,146	534,451
LyondellBasell Industries NV (c)	28,583	2,440,417
Mallinckrodt PLC (a)(b)(c)	10,877	938,032
Medifast, Inc. (a)(b)	3,021	83,893
Monsanto Co.	587	57,321
Mylan N.V. (a)(b)(c)	5,163	256,033
Olin Corp. (b)	9,574	191,097
Omnova Solutions, Inc. (a)	2,846	17,901
PDL BioPharma, Inc. (b)	29,730	167,974
PPG Industries, Inc.	4,624	440,621
Sucampo Pharmaceuticals, Inc. (a)	27,020	725,757
Supernus Pharmaceuticals, Inc. (a)	45,000	816,750
Trinseo S.A. (a)(b)(c)	30,392	885,623
USANA Health Sciences, Inc. (a)(b)	2,972	435,368
		29,658,268
Clothing and Clothing Accessories Stores - 2.28%
Buckle, Inc. (b)	1,340	56,548
Burlington Stores, Inc. (a)(b)	40,591	2,154,976
Cato Corp. (b)	604	21,219
Dillard's, Inc. (b)	3,032	280,490
DSW, Inc.	1,010	29,987
Hanesbrands, Inc.	49,200	1,481,412
Ross Stores, Inc.	7,942	386,140
TJX Companies, Inc.	12,578	884,485
		5,295,257
Computer and Electronic Product Manufacturing - 10.82%
Alliance Fiber Optic Products, Inc.	9,358	176,492
Ambarella, Inc. (a)(b)(c)	17,657	1,688,539
Apple, Inc.	86,586	9,763,437
Applied Materials, Inc.	21,678	348,691
Applied Optoelectronics, Inc. (a)(b)	1,563	32,213
ARRIS Group, Inc. (a)(b)	33,325	880,447
Avago Technologies Ltd. (b)(c)	11,473	1,445,254
Cavium, Inc. (a)	356	24,215
Dexcom, Inc. (a)	2,987	281,196
Dot Hill Systems Corp. (a)	16,118	155,861
EMC Corp.	3,722	92,566
Enphase Energy, Inc. (a)(b)	1,788	8,225
Freescale Semiconductor Ltd. (a)(c)	1,264	45,163
Halyard Health, Inc. (a)(b)	26	818
Harman International Industries, Inc.	764	74,673
Harris Corp.	14,076	1,081,318
Illumina, Inc. (a)(b)	5,522	1,091,202
Intel Corp.	24,881	710,104
Medtronic PLC (c)	10,612	767,141
OSI Systems, Inc. (a)	3,467	253,230
Qorvo, Inc. (a)	25,535	1,417,448
QUALCOMM, Inc.	22,074	1,248,947
Roper Industries, Inc. (b)	213	34,525
Rubicon Technology, Inc. (a)(b)	6,102	8,543
Skyworks Solutions, Inc. (b)	1,446	126,308
St. Jude Medical, Inc.	20,072	1,421,298
TTM Technologies, Inc. (a)	3,040	20,733
Western Digital Corp.	23,192	1,900,816
		25,099,403
Construction of Buildings - 0.05%
KB Home	1,575	23,074
NVR, Inc. (a)	58	88,157
		111,231
Credit Intermediation and Related Activities - 3.14%
Ameriprise Financial, Inc.	9,150	1,030,930
Bank of the Ozarks, Inc.	744	31,099
Heartland Payment Systems, Inc.	453	26,990
LendingTree, Inc. (a)(b)	22,430	2,376,458
Springleaf Holdings, Inc. (a)	1,114	49,863
Visa, Inc. (b)	41,652	2,969,788
Wells Fargo & Co.	14,808	789,711
		7,274,839
Data Processing, Hosting and Related Services - 0.51%
DST Systems, Inc.	11,521	1,179,981

Educational Services - 0.01%
ITT Educational Services, Inc. (a)(b)	3,750	14,287

Electrical Equipment, Appliance, and Component Manufacturing - 1.17%
AO Smith Corp.	457	29,481
Helen Of Troy Corp Ltd. (a)(c)	20,473	1,743,071
Spectrum Brands Holdings, Inc.	297	29,189
Whirlpool Corp. (b)	5,440	914,464
		2,716,205

Electronics and Appliance Stores - 0.19%
REX American Resources Corp. (a)(b)	8,069	432,660

Fabricated Metal Product Manufacturing - 0.01%
PGT, Inc. (a)	2,003	26,780

Food and Beverage Stores - 2.80%
Core-Mark Holding Co., Inc. (b)	9,140	549,405
Ingles Markets, Inc.	23,415	1,163,726
Kroger Co.	138,480	4,777,560
		6,490,691
Food Manufacturing - 1.24%
Bunge Ltd. (c)	6,298	456,290
Diamond Foods, Inc. (a)	333	10,046
Farmer Brothers Co. (a)	744	17,008
Ingredion, Inc. (b)	323	27,888
John B Sanfilippo & Son, Inc.	20,229	1,045,637
Kraft Heinz Co.	1,138	82,687
Omega Protein Corp. (a)	12,223	208,647
Pilgrim's Pride Corp. (b)	37,950	796,001
Sanderson Farms, Inc. (b)	3,526	243,435
		2,887,639
Food Services and Drinking Places - 1.95%
Buffalo Wild Wings, Inc. (a)(b)	499	94,650
Cracker Barrel Old Country Store, Inc. (b)	16,739	2,413,429
Dave & Buster's Entertainment, Inc. (a)	38,421	1,323,219
Jack in the Box, Inc.	7,429	580,799
McDonald's Corp.	801	76,111
Papa John's International, Inc. (b)	546	36,719
		4,524,927
Furniture and Home Furnishings Stores - 0.48%
Bassett Furniture Industries, Inc.	38,314	1,111,872

Furniture and Related Product Manufacturing - 0.16%
Fortune Brands Home & Security, Inc.	1,759	84,168
Patrick Industries, Inc. (a)	6,496	245,484
Select Comfort Corp. (a)	1,476	35,941
		365,593
General Merchandise Stores - 1.67%
Dollar General Corp.	16,044	1,195,118
Macy's, Inc.	6,271	367,543
Wal-Mart Stores, Inc.	35,793	2,316,881
		3,879,542
Health and Personal Care Stores - 2.66%
CVS Health Corp.	10,581	1,083,495
Diplomat Pharmacy, Inc. (a)(b)	1,564	61,762
Express Scripts Holding Co. (a)(b)	10,163	849,627
McKesson Corp.	15,629	3,087,978
Walgreens Boots Alliance, Inc.	12,437	1,076,422
		6,159,284
Heavy and Civil Engineering Construction - 0.52%
Dycom Industries, Inc. (a)(b)	16,539	1,175,758
Primoris Services Corp. (b)	1,206	22,154
		1,197,912
Hospitals - 0.19%
HCA Holdings, Inc. (a)	5,118	443,321

Insurance Carriers and Related Activities - 6.55%
Allied World Assurance Co. Holdings AG (c)	85,038	3,396,418
Anthem, Inc. (b)	23,690	3,341,474
Argo Group International Holdings Ltd. (c)	11,060	619,139
Cigna Corp.	13,167	1,853,782
Endurance Specialty Holdings Ltd. (b)(c)	928	59,160
Hanover Insurance Group, Inc.	1,761	138,943
HCI Group, Inc. (b)	7,450	296,137
Prudential Financial, Inc.	11,060	892,542
Travelers Companies, Inc.	10,237	1,019,093
Universal Insurance Holdings, Inc.	45,433	1,119,015
Validus Holdings Ltd. (c)	55,614	2,462,588
		15,198,291
Leather and Allied Product Manufacturing - 1.58%
NIKE, Inc.	967	108,062
Skechers USA, Inc. (a)	25,286	3,558,752
		3,666,814
Machinery Manufacturing - 0.25%
Cameron International Corp. (a)	430	28,707
Cummins, Inc.	3,251	395,809
Deere & Co. (b)	261	21,344
KLA-Tencor Corp. (b)	391	19,593
Zebra Technologies Corp. (a)(b)	1,277	105,838
		571,291

Management of Companies and Enterprises - 0.41%
American Equity Investment Life Holding Co.	37,949	920,643
EchoStar Corp. (a)	470	20,962
		941,605
Merchant Wholesalers, Durable Goods - 1.20%
American Axle & Manufacturing Holdings, Inc. (a)	1,942	39,228
Arrow Electronics, Inc. (a)	17,635	986,149
Delphi Automotive PLC (c)	6,937	523,882
HD Supply Holdings, Inc. (a)	1,255	41,415
Henry Schein, Inc. (a)(b)	361	49,388
LKQ Corp. (a)	17,220	516,428
O'Reilly Automotive, Inc. (a)(b)	1,636	392,755
WestRock Co.	3,970	235,620
		2,784,865
Merchant Wholesalers, Nondurable Goods - 0.01%
Herbalife Ltd. (a)(b)(c)	552	31,779

Mining (except Oil and Gas) - 0.01%
Martin Marietta Materials, Inc.	171	28,694

Miscellaneous Manufacturing - 3.05%
3M Co.	4,752	675,449
Abiomed, Inc. (a)(b)	32,426	3,109,653
Becton Dickinson & Co. (b)	375	52,882
CR Bard, Inc.	202	39,146
Inogen, Inc. (a)	29,969	1,477,172
Matson, Inc. (b)	2,773	104,487
Vascular Solutions, Inc. (a)	869	30,033
Zimmer Biomet Holdings, Inc.	15,294	1,583,847
		7,072,669
Miscellaneous Store Retailers - 0.15%
1-800-Flowers.com, Inc. (a)(b)	38,757	325,171
Cash America International, Inc. (b)	972	26,827
		351,998
Motion Picture and Sound Recording Industries - 0.78%
Cinemark Holdings, Inc. (b)	8,730	310,352
Lions Gate Entertainment Corp. (c)	17,844	654,696
NetFlix, Inc. (a)	7,360	846,621
		1,811,669
Motor Vehicle and Parts Dealers - 1.41%
Asbury Automotive Group, Inc. (a)	14,924	1,202,427
AutoZone, Inc. (a)	197	141,050
Group 1 Automotive, Inc. (b)	5,740	501,676
Lithia Motors, Inc.	13,459	1,434,729
		3,279,882
Nonmetallic Mineral Product Manufacturing - 0.01%
Dixie Group, Inc. (a)	2,290	22,877

Nonstore Retailers - 0.40%
Amazon.com, Inc. (a)	43	22,054
eBay, Inc. (a)	2,537	68,778
GNC Holdings, Inc. (b)	1,769	82,789
Nutrisystem, Inc.	26,823	750,508
		924,129
Nursing and Residential Care Facilities - 0.01%
Ensign Group, Inc. (b)	563	26,433

Oil and Gas Extraction - 0.17%
California Resources Corp. (b)	334	1,296
Diamondback Energy, Inc. (a)	5,441	371,566
MRC Global, Inc. (a)	1,623	21,082
		393,944
Other Information Services - 1.95%
Facebook, Inc. (a)	21,686	1,939,379
Google, Inc. (a)	3,997	2,471,145
Liberty Global PLC- Class A (a)(c)	581	27,957
Liberty Global PLC- Class C (a)(c)	1,449	65,017
Liberty Global PLC LiLAC- Class A (a)(c)	29	997
Liberty Global PLC LiLAC- Class C (a)(c)	72	2,394
Yelp, Inc. (a)	456	11,072
		4,517,961
Paper Manufacturing - 0.39%
Clearwater Paper Corp. (a)	355	19,901
International Paper Co.	5,915	255,173
Kimberly-Clark Corp.	209	22,265
Schweitzer-Mauduit International, Inc. (b)	17,148	605,839
Veritiv Corp. (a)	113	4,060
		907,238
Performing Arts, Spectator Sports, and Related Industries - 0.01%
Boyd Gaming Corp. (a)	2,079	33,472

Personal and Laundry Services - 0.01%
Weight Watchers International, Inc. (a)(b)	2,691	16,550

Petroleum and Coal Products Manufacturing - 0.30%
Western Refining, Inc.	15,926	685,136

Plastics and Rubber Products Manufacturing - 0.70%
Goodyear Tire & Rubber Co.	50,929	1,516,156
Jarden Corp. (a)(b)	2,161	110,946
		1,627,102
Primary Metal Manufacturing - 0.19%
Global Brass & Copper Holdings, Inc.	1,779	34,940
Handy & Harman Ltd. (a)	5,222	131,699
Kaiser Aluminum Corp. (b)	3,321	277,569
		444,208
Printing and Related Support Activities - 0.19%
Avery Dennison Corp. (b)	6,566	381,353
Deluxe Corp.	768	44,552
Multi-Color Corp.	392	25,829
		451,734
Professional, Scientific, and Technical Services - 4.05%
Accenture PLC (c)	2,481	233,884
Amgen, Inc.	3,682	558,854
Biogen, Inc. (a)	2,110	627,303
Booz Allen Hamilton Holding Corp. (b)	12,866	343,522
Broadridge Financial Solutions, Inc.	987	52,104
CACI International, Inc. (a)	4,293	336,657
Callidus Software, Inc. (a)	1,780	28,071
Cimpress N.V. (a)(b)(c)	20,500	1,434,590
Globant S.A. (a)(b)(c)	24,304	661,069
International Business Machines Corp. (b)	1,940	286,907
MasterCard, Inc.	33,957	3,136,608
Mistras Group, Inc. (a)	5,028	73,610
PRA Health Sciences, Inc. (a)	23,478	883,477
Synchronoss Technologies, Inc. (a)(b)	481	19,427
Syntel, Inc. (a)	1,940	86,233
Towers Watson & Co.	2,860	339,568
ZELTIQ Aesthetics, Inc. (a)(b)	9,402	303,402
		9,405,286
Publishing Industries (except Internet) - 6.06%
Electronic Arts, Inc. (a)(b)	74,478	4,926,720
EPAM Systems, Inc. (a)(b)	10,962	774,027
ePlus, Inc. (a)(b)	3,643	275,848
Manhattan Associates, Inc. (a)	26,783	1,566,270
Martha Stewart Living Omnimedia, Inc. (a)	20,000	121,000
Microsoft Corp.	100,688	4,381,942
News Corp.	10,508	143,224
Oracle Corp.	42,407	1,572,875
SS&C Technologies Holdings, Inc.	4,216	285,592
		14,047,498
Real Estate - 0.43%
Avis Budget Group, Inc. (a)(b)	9,560	421,883
Impac Mortgage Holdings, Inc. (a)(b)	9,500	167,675
Marcus & Millichap, Inc. (a)	9,604	407,786
		997,344
Rental and Leasing Services - 0.70%
Aircastle Ltd. (c)	22,939	476,673
AMERCO	3,045	1,140,535
		1,617,208
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.22%
BlackRock, Inc.	76	22,988
NASDAQ OMX Group, Inc.	9,402	481,288
Waddell & Reed Financial, Inc.	199	7,775
		512,051
Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.55%
Build-A-Bear Workshop, Inc. (a)(b)	59,168	1,159,693
Michaels Cos., Inc. (a)	4,039	105,862
		1,265,555
Support Activities for Transportation - 0.33%
Expedia, Inc. (b)	6,673	767,328

Telecommunications - 1.67%
ARC Group Worldwide, Inc. (a)	3,360	12,230
Argan, Inc.	706	27,640
AT&T, Inc. (b)	59,370	1,971,097
Inteliquent, Inc.	6,679	122,359
j2 Global, Inc. (b)	8,975	624,481
Level 3 Communications, Inc. (a)	975	43,612
Shenandoah Telecommunications Co.	1,010	39,077
Verizon Communications, Inc.	22,628	1,041,114
		3,881,610

Transportation Equipment Manufacturing - 7.17%
Boeing Co.		10,953	1,431,338
BorgWarner, Inc. (b)		354	15,448
Commercial Vehicle Group, Inc. (a)		3,726	19,077
Honeywell International, Inc.		491	48,742
Huntington Ingalls Industries, Inc.		35,084	3,949,757
Lear Corp.		52,249	5,370,675
Lockheed Martin Corp. (b)		27,853	5,603,466
Polaris Industries, Inc. (b)		1,071	139,091
Shiloh Industries, Inc. (a)		1,906	21,938
TAL International Group, Inc.		2,118	38,823
			16,638,355
Truck Transportation - 0.43%
PAM Transportation Services, Inc. (a)		25,916	1,001,135

Utilities - 0.03%
Ormat Technologies, Inc.		2,151	75,715

Water Transportation - 0.25%
Royal Caribbean Cruises Ltd. (b)(c)		6,495	572,599

TOTAL COMMON STOCKS (Cost $173,391,237)			231,450,305

INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 24.13%
Money Market Funds - 24.13%
Mount Vernon Securities Lending Prime Portfolio		55,982,360	55,982,360
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $55,982,360)			55,982,360

		Principal
		Amount	Value
SHORT-TERM INVESTMENTS - 0.19%
Money Market Fund - 0.19%
Wells Fargo Advantage Government Money Market Fund		430,794	430,794
TOTAL SHORT-TERM INVESTMENTS (Cost $430,794)			430,794

Total Investments (Cost $229,804,391) - 124.09%			287,863,459
Liabilities in Excess of Other Assets - (24.09)%			(55,875,378)
TOTAL NET ASSETS - 100.00%			$231,988,081

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of security is out on loan.
(c)	Foreign-issued security.

AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Ltd.	Limited is a term indicating a company is incorporated and shareholder have limited liability.
N.V.	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
S.A.		Société Anonyme is a term used in Luxembourg meaning there are a minimum of two shareholders, and a minimum share capital of LUF 1.25 million.

Gerstein Fisher Multi-Factor® International Growth Equity Fund
Schedule of Investments
August 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.97%
Australia - 10.09%
AGL Energy Ltd.	995	$11,952
Alumina Ltd.	11,746	10,951
Bank of Queensland Ltd.	115,843	1,044,465
Caltex Australia Ltd.	41,815	948,519
CSL Ltd.	9,077	591,597
Incitec Pivot Ltd.	6,791	16,930
Macquarie Group Ltd.	3,257	175,796
Qantas Airways Ltd.	1,963,838	4,691,188
QBE Insurance Group Ltd.	2,749	25,814
Ramsay Health Care Ltd.	44,113	1,955,604
Sonic Healthcare Ltd.	6,174	90,925
South32 Ltd. (a)	576,407	622,195
Suncorp Group Ltd.	22,326	203,734
Sydney Airport	198,098	809,911
TPG Telecom Ltd.	383,819	2,561,057
Wesfarmers Ltd.	608	17,582
Woolworths Ltd.	390	7,322
		13,785,542
Belgium - 1.69%
Anheuser-Busch InBev NV	10,242	1,117,077
KBC Groep NV	16,598	1,096,827
UCB SA	1,154	87,084
		2,300,988

Bermuda- 1.33%
Cheung Kong Infrastructure Holdings Ltd.	220,385	1,818,070

Denmark - 5.79%
AP Moller - Maersk A/S	15	25,546
Coloplast A/S	10,733	729,764
Danske Bank A/S	59,961	1,854,467
Novo Nordisk A/S	28,844	1,592,488
Pandora A/S	31,955	3,693,701
Tryg A/S	895	17,570
		7,913,536
Finland - 1.44%
Neste Oil OYJ	20,918	536,265
Nokia OYJ	224,990	1,411,575
Stora Enso OYJ	2,458	21,809
		1,969,649
France - 11.41%
Aeroports de Paris	2,994	343,361
Arkema SA	5,997	422,447
AtoS	2,165	164,011
Bureau Veritas SA	562	12,811
Credit Agricole SA	156,912	2,121,249
Danone SA	2,781	172,292
Dassault Systemes	2,934	203,275
Essilor International SA	1,617	192,490
Iliad SA	419	94,647
Imerys SA	886	60,939
Legrand SA	1,384	79,687

L'Oreal SA	1,861	318,264
Natixis SA	68,728	436,425
Numericable-SFR SAS (a)	79,717	4,095,204
Pernod-Ricard SA	2,332	244,539
Peugeot SA (a)	265,065	4,556,950
Remy Cointreau SA	227	13,457
Safran SA	10,641	830,208
Schneider Electric SE	2,937	185,121
Societe BIC SA	2,222	352,086
Societe Television Francaise 1	15,176	243,403
Wendel SA	620	79,464
Zodiac Aerospace	11,813	358,945
		15,581,275
Germany - 9.97%
Bayer AG	6,397	864,590
Bayerische Motoren Werke AG - Ordinary Shares	1,442	132,535
Bayerische Motoren Werke AG - Preference Shares	3,666	266,369
Commerzbank AG (a)	3,515	39,268
Continental AG	4,446	941,705
Daimler AG	4,242	340,014
Deutsche Boerse AG	938	83,790
Fresenius Medical Care AG & Co. KGaA	1,091	83,097
Fresenius SE & Co. KGaA	17,408	1,228,079
GEA Group AG	1,632	63,535
HeidelbergCement AG	7,000	527,912
Henkel AG & Co. KGaA - Ordinary Shares	5,764	528,591
Hugo Boss AG	98	11,183
Infineon Technologies AG	11,992	130,846
Kabel Deutschland Holding AG	7,275	985,195
Merck KGaA	192	18,281
Muenchener Rueckversicherungs AG	5,269	966,500
OSRAM Licht AG	8,242	435,025
Porsche Automobil Holding SE- Preference Shares	24,293	1,686,989
ProSiebenSat.1 Media AG	3,845	186,746
Symrise AG	32,820	1,975,754
United Internet AG	13,422	648,933
Volkswagen AG - Ordinary Shares	6,480	1,208,470
Volkswagen AG - Preferred Shares	1,384	262,230
		13,615,637
Hong Kong - 0.10%
Cathay Pacific Airwave Ltd.	72,334	130,665

Ireland - 0.98%
Bank of Ireland (a)	3,340,950	1,325,598
Bank of Ireland (a)	39,445	15,396
		1,340,994
Israel - 0.56%
Bank Leumi Le-Isreal BM (a)	4,909	17,886
Mizrahi Tefahot Bank Ltd.	56,633	658,553
NICE Systems Ltd.	1,147	70,800
Teva Pharmaceutical Industries Ltd.	264	17,207
		764,446
Italy - 1.59%
Exor SpA	19,596	899,288
Luxottica Group SpA	1,899	128,602
Saipem SpA (a)	1,318	12,672
Unione di Banche Italiane SCpA	144,428	1,124,020
		2,164,582

Japan - 14.45%
Astellas Pharma, Inc.	1,129	16,698
Bridgestone Corp.	393	13,141
Brother Industries Ltd.	6,125	83,309
Calbee, Inc.	27,656	1,056,523
Casio Computer Co. Ltd.	935	17,933
Fuji Heavy Industries Ltd.	32,338	1,130,499
Hakuhodo DY Holdings, Inc.	7,400	73,854
ITOCHU Corp.	110,730	1,328,013
Japan Airlines Co. Ltd.	81,370	2,887,800
Japan Airport Terminal Co. Ltd.	1,342	59,805
KDDI Corp.	10,200	253,102
Keisei Electric Railway Co. Ltd.	4,208	44,886
Koito Manufacturing Co. Ltd.	1,931	65,986
Mabuchi Motor Co. Ltd.	4,751	221,407
MEIJI Holdings Co. Ltd.	6,914	1,124,225
Minebea Co. Ltd.	1,554	18,547
Murata Manufacturing Co. Ltd.	9,240	1,330,961
Nagoya Railroad Co. Ltd.	3,535	14,071
NGK Spark Plug Co. Ltd.	1,795	43,967
NH Foods Ltd.	829	19,103
Nippon Paint Holdings Co. Ltd.	179,683	3,666,575
Nissin Foods Holdings Co. Ltd.	1,237	58,650
Nitori Holdings Co. Ltd.	16,679	1,323,832
Omron Corp.	321	12,028
Otsuka Holdings Co. Ltd.	413	14,093
Panasonic Corp.	1,138	12,463
Seiko Epson Corp.	12,042	194,730
Sekisui House Ltd.	1,049	15,636
Seven Bank Ltd.	15,899	67,553
Shimizu Corp.	359,211	3,503,912
Shionogi & Co.	6,447	252,584
Sumitomo Chem Co.	116,800	579,820
Sumitomo Rubber Industries Ltd.	955	13,494
Suruga Bank Ltd.	9,199	175,711
Toyota Motor Corp.	232	13,713
Yamaha Corp.	919	21,000
		19,729,624
Jersey - 1.35%
Shire PLC	19,020	1,470,955
Wolseley PLC	5,831	373,712
		1,844,667
Luxembourg - 0.01%
Tenaris SA	636	8,366

Netherlands - 10.49%
Airbus Group NV	29,884	1,945,875
Akzo Nobel NV	446	30,119
Altice NV (a)	95,550	2,726,094
Boskalis Westminster NV	1,361	70,834
Fiat Chrysler Automobiles NV (a)	257,735	3,613,490
Heineken Holding NV	16,716	1,165,573
Heineken NV	14,853	1,173,911
ING Groep NV	92,356	1,415,113
Koninklijke Ahold NV	3,389	66,840
NN Group NV	58,000	1,770,229
Randstad Holdings NV	1,208	76,091
STMicroelectronics NV	12,576	91,201
Unilever NV	4,421	177,169
		14,322,539

Portugal - 0.00%
Banco Espirito Santo SA (a)	36,955	4,976

Singapore - 1.35%
ComfortDelGro Corp. Ltd.	916,785	1,828,939
Fraser & Neave Ltd.	14,289	21,055
		1,849,994
Spain - 1.12%
Abertis Infraestructuras SA	602	9,939
Aena SA (a)	705	80,719
Ferrovial SA	701	16,713
Red Electrica Corp. SA	17,922	1,426,072
		1,533,443
Sweden - 4.38%
Assa Abloy	2,082	39,788
Boliden AB	81,273	1,337,772
Holmen AB	303	8,522
Industrivarden AB	22,655	411,965
Investor AB	94,075	3,381,728
Swedbank AB	34,876	795,563
		5,975,338
Switzerland - 11.90%
Actelion Ltd.	3,911	530,978
Aryzta AG	34,195	1,752,732
Chocoladefabriken Lindt & Spruengli AG - Participation Certificate	50	281,852
Chocoladefabriken Lindt & Spruengli AG - Registered Shares	1	67,236
Cie Financiere Richemont SA	138	10,311
Coca-Cola HBC AG (a)	1,286	26,191
Credit Suisse Group AG	70,336	1,893,268
EMS-Chemie Holding AG	2,820	1,269,877
Lonza Group AG	37,766	5,156,893
Nestle SA	1,583	116,615
Novartis AG	4,912	479,342
Roche Holdings AG	4,233	1,152,326
Sonova Holding AG	111	14,418
Swatch Group AG	281	20,788
Swiss Re AG	39,652	3,399,313
UBS Group AG	3,540	73,227
		16,245,367
United Kingdom - 8.97%
3i Group PLC	227,186	1,700,678
ARM Holdings PLC	7,277	104,265
Associated British Foods PLC	24,619	1,200,021
Aviva PLC	11,767	86,635
Babcock International Group PLC	30,121	444,010
BHP Billiton PLC	1,508	26,511
British American Tobacco PLC	5,377	284,724
BT Group PLC	134,877	899,787
Bunzl PLC	26,253	694,663
Carnival PLC	33,297	1,681,801
Croda International PLC	1,363	60,138
GKN PLC	4,706	20,898
Hargreaves Lansdown PLC	8,814	150,860
Imperial Tobacco Group PLC	5,938	285,818
Intertek Group PLC	1,145	44,290
ITV PLC	41,951	159,762
Kingfisher PLC	2,816	15,304
Lloyds Banking Group PLC	236,383	278,619
London Stock Exchange Group PLC	6,424	246,217

Melrose Industries PLC	22,845	92,865
Next PLC	7,511	909,433
Persimmon PLC (a)	26,733	855,259
Rexam PLC	5,929	48,639
Rio Tinto PLC	1,017	37,131
Schroders PLC	4,964	214,246
Tate & Lyle PLC	5,289	43,524
Taylor Wimpey	513,934	1,575,049
Tesco PLC	9,663	28,046
Tullow Oil PLC (a)	7,960	27,132
Weir Group PLC	1,736	37,160
		12,253,485
TOTAL COMMON STOCKS (Cost $119,728,607)		135,153,183

SHORT-TERM INVESTMENTS - 0.79%
Money Market Fund - 0.79%
Wells Fargo Advantage Government Money Market Fund	1,083,067	1,083,067
TOTAL SHORT-TERM INVESTMENTS (Cost $1,083,067)		1,083,067

Total Investments (Cost $120,811,674) - 99.76%		136,236,250
Other Assets in Excess of Liabilities - 0.24%		324,908
TOTAL NET ASSETS - 100.00%		$136,561,158

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

A/S	Aktieselskap is the Danish term for a stock company, which signifies that shareholders have limited liability.
AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtiö is the Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Société Anonyme is a French term for a publicly traded company.
SAS	Société par actions simplifiée is a French term for a limited liability company by shares.
SCpA	Società Consortile per Azioni is the Italian term for a joint-stock company.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SpA	Società per Azioni is the Italian term for a limited share company.

Footnotes to the Schedules of Investments
August 31, 2015 (Unaudited)

1.	Federal Tax Information

The cost basis of investments for federal income tax purposes at August 31, 2015 for the Gerstein Fisher Multi-Factor® Growth Equity Fund, Gerstein Fisher Multi-Factor® International Growth Equity Fund, & Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund ( the "Funds"), were as follows*:

	Gerstein Fisher Multi-Factor® Growth Equity Fund	Gerstein Fisher Multi-Factor® International Growth Equity Fund	Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Cost of Investments	$238,426,597	$120,811,674	$92,978,419
Gross unrealized appreciation	$62,804,897	$23,589,003	$5,714,331
Gross unrealized depreciation	(4,745,829)	(8,164,427)	(5,921,145)
Net unrealized appreciation (depreciation)	$58,059,068	$15,424,576	$(206,814)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information for the Funds, please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

3.	Valuation of Securities
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.
When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the security is traded. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price
(“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.
Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”).
If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.
For the Gerstein Fisher Multi-Factor® International Growth Equity Fund and Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund, in the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund's net asset value ("NAV") is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.
If such events occur, the Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities would generally be categorized as Level 2 in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification ("ASC") Topic 820 hierarchy. The Adviser anticipates that the Fund's portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the
Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the
Funds are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff
Position “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying
Transactions that are Not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method.

4.	Other
Investment transactions are recorded on the trade date. The Fund determine the gain or loss from investment transactions using the best tax relief order.
Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at August 31, 2015

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2015, in valuing the Funds' investments carried at fair value:

Gerstein Fisher Multi-Factor® Growth Equity Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$231,450,305	$-	$-	$231,450,305
Total Equity	231,450,305	-	-	231,450,305

Short-Term Investments	430,794	-	-	430,794
Investments Purchased with Proceeds from Securities Lending	55,982,360	-	-	55,982,360

Total Investment in Securities	$287,863,459	$-	$-	$287,863,459

There were no transfers between Level 1 and Level 2 for the Fund as of August 31, 2015.

* For further information regarding security characteristics, please see the Schedules of Investments.

The Fund held no Level 3 securities during the period ended August 31, 2015. The Fund measures Level 3 activity as of the beginning and end of the period. For the period ended August 31, 2015, the Fund did not have any significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Gerstein Fisher Multi-Factor® International Growth Equity Fund
Equity	Level 1(1)	Level 2(1)	Level 3	Total
Common Stock*	$2,820,741	$132,332,442	$-	$135,153,183
Total Equity	2,820,741	132,332,442	-	135,153,183

Short-Term Investments	1,083,067	-	-	1,083,067

Total Investment in Securities	$3,903,808	$132,332,442	$-	$136,236,250

* For further information regarding security characteristics, please see the Schedules of Investments.

Transfers between Levels are recognized as of the beginning and end of the financial reporting period.

Transfers into Level 1	$-
Transfers out of Level 1	(548,218)
Net transfers in and/or out of Level 1	$(548,218)

Transfers into Level 2	$548,218
Transfers out of Level 2	-
Net transfers in and/or out of Level 2	$548,218

(1) Transfers in and out of Level 1 and Level 2 resulted from foreign securities which were priced using a systematic fair valuation model.

The Fund held no Level 3 securities during the period ended August 31, 2015. The Fund measures Level 3 activity as of the beginning and end of the period. For the period ended August 31, 2015, the Fund did not have any significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Equity	Level 1(1)	Level 2(1)	Level 3	Total
Common Stock*	$3,576,561	$9,397,271	$-	$12,973,832
Closed-End Funds	-	453,232	-	453,232
Real Estate Investment Trusts*	46,926,540	23,731,499	-	70,658,039
Warrants	-	507	-	507
Total Equity	50,503,101	33,582,509	-	84,085,610

Short-Term Investments	63,789	-	-	63,789
Investments Purchased with Proceeds from Securities Lending	8,622,206	-	-	8,622,206

Total Investment in Securities	$59,189,096	$33,582,509	$-	$92,771,605

* For further information regarding security characteristics, please see the Schedules of Investments.

Transfers between Levels are recognized as of the beginning and end of the financial reporting period.

Transfers into Level 1	$89,233
Transfers out of Level 1	(1,450,910)
Net transfers in and/or out of Level 1	$(1,361,677)

Transfers into Level 2	$1,450,910
Transfers out of Level 2	(89,233)
Net transfers in and/or out of Level 2	$1,361,677

(1) Transfers in and out of Level 1 and Level 2 resulted from foreign securities which were priced using a systematic fair valuation model.

The Fund held no Level 3 securities during the period ended August 31, 2015. The Fund measures Level 3 activity as of the beginning and end of the period. For the period ended August 31, 2015, the Fund did not have any significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities
The Funds did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
John Buckel, President

Date   10/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ John Buckel
John Buckel, President

Date   10/28/15

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer
Date   10/28/15

* Print the name and title of each signing officer under his or her signature.